Intangible Assets and Goodwill VDI Acquired Assets (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Stock Issued During Period, Shares, Purchase of Assets	1,090,000
VDI Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 14.4
Payments to Acquire Intangible Assets	$ 4.2
Stock Issued During Period, Shares, Purchase of Assets	1,089,867
Shares Issued, Price Per Share	$ 5.92
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	4 years
Contingent Consideration Arrangements, Range of Outcomes, Value, Maximum	$ 5.0
Contingent Consideration, Liability	$ 2.5	$ 0.0